Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Intangible assets subject to amortization:
Gross carrying amount		¥ 3,707,083	¥ 3,304,950
Accumulated amortization		2,505,117	2,403,447
Net carrying amount		1,201,966	901,503
Intangible assets not subject to amortization:
Net carrying amount, Other	[1]	37,560	25,693
Total intangible assets, Net carrying amount		1,239,526	927,196
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Net carrying amount, Other		29,641	17,431
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount		2,852,273	2,703,413
Accumulated amortization		2,096,635	2,029,775
Net carrying amount		755,638	673,638
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount		567,886	387,936
Accumulated amortization		264,636	246,526
Net carrying amount		303,250	141,410
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount		174,802	126,796
Accumulated amortization		100,022	88,643
Net carrying amount		74,780	38,153
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount		94,748	77,204
Accumulated amortization		38,055	34,283
Net carrying amount		56,693	42,921
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount		17,374	9,601
Accumulated amortization		5,769	4,220
Net carrying amount		¥ 11,605	¥ 5,381

[1]	Intangible assets not subject to amortization includes ¥17,431 million and ¥29,641 million of mortgage servicing rights accounted for at fair value at March 31, 2019 and 2020, respectively.